Trade receivables (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Trade receivables, gross		R$ 539,445	R$ 450,806
(-) Allowance for doubtful accounts		(44,046)	(45,013)
Trade receivables, net		495,399	405,793
Current		452,831	378,351
Non-current		42,568	27,442
Tuition Fees [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, gross		356,074	279,915
Educational Content [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, gross	[1]	50,913	69,227
F I E S [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, gross		62,325	61,342
Educational Credits [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, gross	[2]	27,535	5,375
Mobile App Subscription [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, gross	[3]	27,675	20,946
Others [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, gross		R$ 14,923	R$ 14,001

[1]	Related to trade receivables from sales of printed books, e-books and medical courses through digital platform from Medcel, Além da Medicina and CardioPapers.
[2]	Related to trade receivables from special financing programs and balances outstanding from previous acquisitions.
[3]	Related to trade receivables from mobile applications subscriptions for digital medical content.